CREDIT IMPAIRMENT CHARGES AND PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Summary of Impairment Losses and Provisions

	30 June 2026	30 June 2025
	£m	£m
Loans and advances to customers	268	102
Recoveries of loans and advances, net of collection costs	6	10
Off-balance sheet credit exposures (See Note 21)	3	(7)
0	277	105